Schedule of Investments
May 31, 2023 (unaudited)
Archer Stock Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 97.28%

Aircraft - 1.28%
Boeing Co. (2)	1,200	246,840

Aircraft Engines & Engine Parts - 0.96%
Raytheon Technologies Corp.	2,000	184,280

Beverages - 2.17%
Coca-Cola Co.	7,000	417,620

Electric Services - 3.91%
NextEra Energy, Inc.	10,260	753,700

Electronic Computers - 4.30%
Apple, Inc.	4,680	829,530

Fire, Marine & Casualty Insurance - 2.31%
Berkshire Hathaway, Inc. Class B (2)	1,385	444,696

Hospital & Medical Service Plans - 4.91%
Centene Corp. (2)	8,200	511,762
UnitedHealth Group, Inc.	890	433,644

		945,406

Industrial Inorganic Chemicals - 2.59%
Linde PLC. (United Kingdom)	1,413	499,722

Industrial Instruments For Measurement, Display & Control - 1.57%
MKS Instruments, Inc.	3,110	302,634

Measuring & Controlling Devices - 3.20%
Thermo Fisher Scientific, Inc.	1,212	616,254

National Commercial Banks - 4.05%
Bank of America Corp.	12,000	333,480
JPMorgan Chase & Co.	3,300	447,843

		781,323

Petroleum Refining- 2.94%
Exxon Mobil Corp.	5,540	566,077

Pharmaceutical Preparations - 8.55%
Eli Lily & Co.	1,480	635,601
Johnson & Johnson	3,065	475,259
Merck & Co., Inc.	4,860	536,592

		1,647,452

Railroads, Line-Haul Operating - 2.10%
Union Pacific Corp. Class B	2,100	404,292

Retail - Building Materials, Hardware, Garden Supply - 1.46%
Tractor Supply Co.	1,340	280,851

Retail - Catalog & Mail-Order Houses - 2.15%
Amazon.com, Inc. (2)	3,440	414,795

Retail-Drug Stores and Proprietary Stores - 2.87%
CVS Health Corp.	8,140	553,764

Retail - Lumber & Other Building Materials Dealers - 2.16%
Home Depot, Inc.	1,470	416,671

Retail - Retail Stores - 2.08%
Ulta Beauty, Inc. (2)	980	401,633

Semiconductors & Related Devices - 8.96%
Advanced Micro Devices, Inc. (2)	3,963	468,466
NVIDIA Corp.	2,391	904,611
Skyworks Solutions, Inc.	3,410	352,969

		1,726,046

Services - Business Servcies - 2.41%
Visa, Inc. Class A	2,100	464,163

Services - Computer Programming, Data Processing, Etc. - 8.75%
Alphabet, Inc. Class A (2)	7,180	882,207
Meta Platforms, Inc. Class A (2)	3,035	803,425

		1,685,632

Services - Equipment Rental & Leasing - 2.85%
United Rentals, Inc.	1,646	549,418

Services - Medical Laboratories - 1.96%
Laboratory Corp. of America Holdings	1,780	378,303

Services - Miscellaneous Health & Allied Services - 2.43%
ICON PLC. (Ireland) (2)	2,200	468,666

Services - Prepackaged Software - 8.72%
Adobe, Inc. (2)	1,140	476,281
Cloudflare, Inc. Class A (2)	5,870	405,969
Microsoft Corp.	2,430	797,988

		1,680,238

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.53%
Procter & Gamble Co.	2,068	294,690

Services - Miscellaneous Amusement & Recreation - 1.65%
Walt Disney Co. (2)	3,615	317,975

Surgical & Medical Instruments & Apparatus - 2.46%
Stryker Corp.	1,720	473,998

Total Common Stock	(Cost $ 10,438,465)	18,746,669

Real Estate Investment Trusts - 1.76%

American Tower Corp.	1,840	339,370

Total Registered Investment Companies	(Cost $ 300,523)	339,370

Money Market Registered Investment Companies - 0.84%

Federated Treasury Obligation Fund - Institutional Shares - 4.95% (3)	162,301	162,301

Total Money Market Registered Investment Companies	(Cost $ 162,301)	162,301

Total Investments - 99.88%	(Cost $ 10,901,289)	19,248,340

Other Assets less Liabilities - .12%		22,661

Total Net Assets - 100.00%		19,271,001

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2023 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$19,248,340	$0
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$19,248,340	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at May 31, 2023